Fair value estimates (Details Narrative) - $ / shares shares in Thousands				12 Months Ended
	Oct. 06, 2025	Sep. 29, 2025	May 31, 2022	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Additional common shares			40,792
Transaction price			$ 0.17
Increase of equity interest				64.68%
Tinka Resources Limited [Member]
IfrsStatementLineItems [Line Items]
Additional common shares				81,202
Increase of equity interest	12.15%	19.86%		19.86%
Outstanding warrants	16,240,442	16,240,442		4,930
Non-brokered private placement issuing	51,918,181